Fair Value Measurements - Change in the fair value of the derivative warrant liabilities measured with Level 3 inputs (Details) - Significant Other Unobservable Inputs (Level 3)	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at Beginning	$ 0
Issuance of Public and Private Warrants	11,207,500
Transfer of Public warrant to Level 1	(6,957,500)
Change in fair value of derivative warrant liabilities	3,328,670
Derivative warrant liabilities at ending	$ 7,578,670